RELATED PARTY TRANSACTIONS - SCHEDULE OF EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction
Net (increase) decrease in IAC's investment in the Match Group	$ (88,851)	$ 91,437	$ (30,959)
IAC | IAC
Related Party Transaction
Capital contribution from IAC to partially fund the acquisition of PlentyOfFish	(155,000)	0	0
Cash transfers to IAC related to its centrally managed U.S. treasury management function, acquisitions and cash expenses paid by IAC on behalf of Match Group, net	126,275	165,782	59,216
Taxes	(57,041)	(54,761)	(54,228)
Interest income (expense), net	3,813	(12,936)	(29,737)
Allocation of general and administrative expense	(6,898)	(6,648)	(6,210)
Net (increase) decrease in IAC's investment in the Match Group	$ (88,851)	$ 91,437	$ (30,959)